Pension and Other Postretirement Benefit Plans (Narrative) (Details) - USD ($) $ in Millions	8 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plans and Other Postretirement Benefit Plan [Line Items]
Company match percentage			7.00%
Contributions			$ 83	$ 84	$ 81
Adjustment to OCI		$ 118
Deferred taxes		$ 39
Amortization period		3 years 4 months 24 days
Actuarial loss		$ 12
Common Stock
Defined Benefit Plans and Other Postretirement Benefit Plan [Line Items]
Contributions	$ 48
Other Postretirement Benefits
Defined Benefit Plans and Other Postretirement Benefit Plan [Line Items]
Decrease in postretirement obligations		$ 156		15
United States Pension Benefits | Postretirement Health Coverage
Defined Benefit Plans and Other Postretirement Benefit Plan [Line Items]
Service requirement			10 years
Plan, age requirement			55 years
United States Pension Benefits | Pension Benefits
Defined Benefit Plans and Other Postretirement Benefit Plan [Line Items]
Decrease in postretirement obligations			$ 0	$ 0
United States Pension Benefits | Pension Benefits | Equity Securities
Defined Benefit Plans and Other Postretirement Benefit Plan [Line Items]
Target plan asset allocations	20.00%		20.00%
United States Pension Benefits | Pension Benefits | Fixed Income Funds
Defined Benefit Plans and Other Postretirement Benefit Plan [Line Items]
Target plan asset allocations	80.00%		80.00%